Submission	Apr. 09, 2026
Submission [Line Items]
Central Index Key	0001090012
Registrant Name	DEVON ENERGY CORP/DE
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES